Financial Instruments and Risk Management - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) Contract Goldounce shares	Dec. 31, 2018 USD ($) Goldounce Contract Ounce	Dec. 31, 2017 USD ($)
Disclosure Of Financial Instruments [Line Items]
Transfers out of Level 1 into Level 2 of fair value assets	$ 0	$ 0
Transfers out of Level 1 into Level 2 of fair value liabilities	0	0
Gain (loss) on derivative contracts	$ (3,804,000)	14,091,000	$ (1,848,000)
Percentage of change in foreign currencies assumption	10.00%
Increase (decrease) in earnings assuming change in foreign currencies	$ 273,000	459,000
Description of concentrations of risk	The Company has no concentrations of liquidity risk.
Interest rate risk description	greater of LIBOR or 2%
Option contract
Disclosure Of Financial Instruments [Line Items]
Gain (loss) on derivative contracts	$ (3,689,000)	$ 878,000	$ 6,000
Number of option contracts outstanding | Contract	0	0
Forward Sales Contracts
Disclosure Of Financial Instruments [Line Items]
Total number of gold ounces placed | Goldounce	14,000
Weighted average sales price per gold ounce	$ 1,307,000
Gain (Loss) On Derivative Contracts Delivered	$ (115,000)
Forward Sales Contracts
Disclosure Of Financial Instruments [Line Items]
Gain (Loss) On Derivative Contracts Delivered		$ 674,000
Number Of Ounces Financially Settled | Ounce		113,199
Gain Loss On Derivative Contracts		$ 2,886,000
Number Of Ounces Delivered | Ounce		14,172
Forward Sales Contracts | Rye Patch
Disclosure Of Financial Instruments [Line Items]
Weighted Average Floor Price | Goldounce		127,371
Derivative liability		$ 9,674,000
Call Options | Option contract
Disclosure Of Financial Instruments [Line Items]
Number of open option contracts settled | shares	30,000
Put Options | Option contract
Disclosure Of Financial Instruments [Line Items]
Number of open option contracts settled | shares	4,000
Level 2
Disclosure Of Financial Instruments [Line Items]
Fair value of financial assets	$ 0	0
Fair value of financial liabilities	0	0
Level 3
Disclosure Of Financial Instruments [Line Items]
Fair value of financial assets	0	0
Fair value of financial liabilities	$ 0	$ 0